Note 7 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7 .	Commitments and Contingencies

License agreement

On
December 22, 2011,
we entered into an exclusive license agreement with the University of Florida research Foundation (“UFRF”). This license agreement was amended on first
of
December 12, 2016 (
“First Amendment”) and again on
October 3, 2019 (
“Second Amendment”). The license agreement requires the Company to pay royalties to UFRF ranging from
2.5%
to
5%
of net sales of licensed products developed from the licensed technology. The Second Amendment eliminated all minimum annual royalties and modified the duration of royalty payments to the shorter of (
1
)
ten
years from
first
commercial sale of licensed products or (
2
) the expiration of the period of regulatory exclusivity on a country by country basis. All future milestone payments contemplated in the original agreement were eliminated in the Second Amendment.

The amended license agreement remains subject to customary and usual termination provisions. The Company must also pay an annual license maintenance fee of
$10,000.
Accordingly, we recorded
$10,000
as a license expense in the accompanying
2019
and
2018
Consolidated Statements of Operations and Comprehensive Loss.